Quarterly Holdings Report
for

Fidelity Advisor® Health Care Fund

April 30, 2021

AFHC-QTLY-0621
1.800327.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Biotechnology - 21.8%
Biotechnology - 21.8%
Abcam PLC	600,000	$12,661,466
Acceleron Pharma, Inc. (a)	280,000	34,991,600
ADC Therapeutics SA (a)	579,797	14,228,218
Agios Pharmaceuticals, Inc. (a)	600,000	33,480,000
Alnylam Pharmaceuticals, Inc. (a)	614,900	86,479,536
Arcutis Biotherapeutics, Inc. (a)	385,000	12,897,500
Argenx SE ADR (a)	500,000	143,355,000
Ascendis Pharma A/S sponsored ADR (a)	563,677	81,716,255
Avid Bioservices, Inc. (a)	1,000,000	21,405,000
BeiGene Ltd. ADR (a)	80,000	27,483,200
BioAtla, Inc. (b)	340,000	16,860,600
Black Diamond Therapeutics, Inc. (a)	200,000	5,328,000
Blueprint Medicines Corp. (a)	230,000	22,153,600
Cytokinetics, Inc. (a)	587,080	14,935,315
Denali Therapeutics, Inc. (a)	360,000	21,758,400
Exelixis, Inc. (a)	1,280,000	31,513,600
Fate Therapeutics, Inc. (a)	525,000	45,879,750
Forma Therapeutics Holdings, Inc.	460,000	12,397,000
Fusion Pharmaceuticals, Inc. (a)	98,100	843,660
Generation Bio Co.	245,820	8,962,597
Innovent Biologics, Inc. (a)(c)	4,000,000	43,461,749
Keros Therapeutics, Inc.	320,000	18,816,000
Kinnate Biopharma, Inc. (b)	180,000	4,827,600
Kura Oncology, Inc. (a)	960,000	25,852,800
Kymera Therapeutics, Inc. (a)	280,000	12,754,000
Mirati Therapeutics, Inc. (a)	330,000	54,852,600
Morphic Holding, Inc. (a)	175,200	9,706,080
Neurocrine Biosciences, Inc. (a)	280,000	26,457,200
Novavax, Inc. (a)	280,000	66,340,400
ORIC Pharmaceuticals, Inc. (a)	426,600	10,293,858
Passage Bio, Inc. (a)	403,087	7,561,912
Poseida Therapeutics, Inc. (c)	836,860	7,833,010
Poseida Therapeutics, Inc. (a)(b)	135,094	1,264,480
Prelude Therapeutics, Inc. (b)	520,000	21,548,800
PTC Therapeutics, Inc. (a)	536,300	22,100,923
Recursion Pharmaceuticals, Inc. (a)	234,300	7,825,620
Regeneron Pharmaceuticals, Inc. (a)	350,000	168,455,000
Relay Therapeutics, Inc. (a)	540,000	17,123,400
Repare Therapeutics, Inc.	284,700	9,309,690
Revolution Medicines, Inc. (a)	750,000	24,892,500
Sage Therapeutics, Inc. (a)	113,167	8,913,033
Sarepta Therapeutics, Inc. (a)	440,000	31,169,600
Scholar Rock Holding Corp. (a)	82,575	2,671,301
Shattuck Labs, Inc.	636,071	23,967,155
Stoke Therapeutics, Inc. (a)	320,000	10,336,000
Taysha Gene Therapies, Inc.	190,721	4,922,509
TG Therapeutics, Inc. (a)	1,690,000	75,559,900
Turning Point Therapeutics, Inc. (a)	280,000	21,344,400
uniQure B.V. (a)	440,000	14,198,800
Vaxcyte, Inc.	454,391	8,438,041
Vertex Pharmaceuticals, Inc. (a)	105,000	22,911,000
Xencor, Inc. (a)	900,000	38,304,000
Zentalis Pharmaceuticals, Inc.	780,944	46,325,598
Zymeworks, Inc. (a)	480,848	15,637,177
		1,535,306,433
Capital Markets - 0.1%
Investment Banking & Brokerage - 0.1%
Vesper Healthcare Acquisition Corp. Class A (a)	600,000	6,942,000
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Jaws Acquisition Corp. (a)	500,000	6,480,000
Health Care Equipment & Supplies - 21.9%
Health Care Equipment - 21.9%
Boston Scientific Corp. (a)	8,700,000	379,320,000
Danaher Corp.	1,415,000	359,325,100
DexCom, Inc. (a)	72,000	27,799,200
Envista Holdings Corp. (a)	1,200,000	51,936,000
Hologic, Inc. (a)	1,564,598	102,559,399
Insulet Corp. (a)	650,088	191,918,979
Intuitive Surgical, Inc. (a)	60,000	51,900,000
Masimo Corp. (a)	270,000	62,820,900
Outset Medical, Inc.	550,362	32,977,691
Penumbra, Inc. (a)	760,100	232,582,999
Tandem Diabetes Care, Inc. (a)	500,000	45,950,000
		1,539,090,268
Health Care Providers & Services - 29.8%
Health Care Facilities - 2.2%
HCA Holdings, Inc.	460,000	92,487,600
Rede D'Oregon Sao Luiz SA (c)	3,650,000	48,312,331
Surgery Partners, Inc. (a)	280,000	13,496,000
		154,295,931
Health Care Services - 8.5%
1Life Healthcare, Inc. (a)	1,000,000	43,510,000
Cigna Corp.	1,560,000	388,455,600
Guardant Health, Inc. (a)	360,000	57,232,800
Oak Street Health, Inc. (a)(b)	1,400,000	86,282,000
Option Care Health, Inc. (a)	1,280,000	24,422,400
		599,902,800
Managed Health Care - 19.1%
Alignment Healthcare, Inc. (a)	426,548	11,320,584
Alignment Healthcare, Inc.	1,734,698	41,434,996
Anthem, Inc.	56,000	21,245,840
Centene Corp. (a)	3,280,000	202,507,200
Humana, Inc.	990,000	440,787,600
UnitedHealth Group, Inc.	1,565,000	624,122,001
		1,341,418,221

TOTAL HEALTH CARE PROVIDERS & SERVICES		2,095,616,952

Health Care Technology - 2.4%
Health Care Technology - 2.4%
agilon health, Inc. (a)(b)	900,000	28,377,000
Castlight Health, Inc. (a)	331,400	629,660
Castlight Health, Inc. Class B (a)	1,700,000	3,230,000
Health Catalyst, Inc. (a)	678,800	39,302,520
Inspire Medical Systems, Inc. (a)	250,000	59,205,000
Phreesia, Inc. (a)	575,000	29,756,250
Veeva Systems, Inc. Class A (a)	30,000	8,473,500
		168,973,930
Life Sciences Tools & Services - 7.8%
Life Sciences Tools & Services - 7.8%
10X Genomics, Inc. (a)	540,000	106,812,000
Bio-Rad Laboratories, Inc. Class A (a)	108,000	68,054,040
Bruker Corp.	1,690,000	115,798,800
Lonza Group AG	121,800	77,430,013
Maravai LifeSciences Holdings, Inc.	670,000	26,069,700
Olink Holding AB ADR (a)	170,000	5,984,000
Seer, Inc.	6,065	308,890
Seer, Inc. Class A (d)	273,935	13,951,510
Thermo Fisher Scientific, Inc.	280,000	131,664,400
		546,073,353
Pharmaceuticals - 13.9%
Pharmaceuticals - 13.9%
Arvinas Holding Co. LLC (a)	280,000	19,303,200
AstraZeneca PLC (United Kingdom)	1,700,000	180,954,737
Atea Pharmaceuticals, Inc.	160,000	3,953,600
Bristol-Myers Squibb Co.	1,600,000	99,872,000
Eli Lilly & Co.	1,565,000	286,035,050
Harmony Biosciences Holdings, Inc. (c)	20,418	598,247
Harmony Biosciences Holdings, Inc. (a)	829,501	24,304,379
Nektar Therapeutics (a)	1,280,000	25,100,800
Pharvaris BV	338,313	8,153,343
Pliant Therapeutics, Inc.	570,321	19,105,754
Revance Therapeutics, Inc. (a)	400,000	11,648,000
Roche Holding AG (participation certificate)	500,000	163,077,924
Royalty Pharma PLC (c)	572,200	25,176,800
Royalty Pharma PLC (a)(d)(e)	4,463	0
Royalty Pharma PLC (b)	1,440,000	63,360,000
Theravance Biopharma, Inc. (a)	655,620	12,941,939
UCB SA	330,000	30,572,977
		974,158,750
TOTAL COMMON STOCKS
(Cost $4,554,555,149)		6,872,641,686

Convertible Preferred Stocks - 0.2%
Biotechnology - 0.1%
Biotechnology - 0.1%
ElevateBio LLC Series C (d)(e)	163,300	685,044
Inscripta, Inc. Series E (d)(e)	826,424	7,297,324
		7,982,368
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (d)(e)	236,142	3,265,844
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (d)(e)	638,900	4,606,469
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,859,031)		15,854,681

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.04% (f)	79,854,787	79,870,758
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	148,645,248	148,660,113
TOTAL MONEY MARKET FUNDS
(Cost $228,530,871)		228,530,871
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $4,797,945,051)		7,117,027,238
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(92,253,285)
NET ASSETS - 100%		$7,024,773,953

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $125,382,137 or 1.8% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,806,190 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aristea Therapeutics, Inc. Series B	10/6/20	$3,522,703
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$3,353,960
ElevateBio LLC Series C	3/9/21	$685,044
Inscripta, Inc. Series E	3/30/21	$7,297,324
Royalty Pharma PLC	5/21/15	$526,188
Seer, Inc. Class A	12/8/20	$5,204,765

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,859
Fidelity Securities Lending Cash Central Fund	190,596
Total	$215,455

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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